UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2007

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX                11/14/07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          120

Form 13F Information Table Value Total:  $   272,075
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY     DISCRETION      OTHER        VOTING
                                                                                                             MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                        COM              00206R102     1,478,891     34,954 SHRS    SOLE            N/A         SOLE
Abbott Labs                         COM              002824100       348,530      6,500 SHRS    SOLE            N/A         SOLE
Advanced Micro Devices              COM              007903107       132,000     10,000 SHRS    SOLE            N/A         SOLE
Advantage Energy Income Fund        COM              00762L101       132,413     10,720 SHRS    SOLE            N/A         SOLE
Alcatel Lucent                      COM              013904305       412,962     40,566 SHRS    SOLE            N/A         SOLE
Altria Group Inc                    COM              02209S103     1,355,835     19,500 SHRS    SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103     6,921,237    138,452 SHRS    SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100       604,058      3,936 SHRS    SOLE            N/A         SOLE
Bank of America Corp                COM              060505104     3,511,259     69,848 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway Cl A             COM              084670108       237,020          2 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway Cl B             COM              084670207     9,631,024      2,437 SHRS    SOLE            N/A         SOLE
Borders Group Inc                   COM              009709107     3,280,246    246,080 SHRS    SOLE            N/A         SOLE
Burlington Northern Santa Fe        COM              12189T104     2,792,438     34,402 SHRS    SOLE            N/A         SOLE
Canadian Superior Energy Inc        COM              136644101       139,500     50,000 SHRS    SOLE            N/A         SOLE
Carmax Inc                          COM              143130102     5,290,476    260,230 SHRS    SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100       716,366      7,655 SHRS    SOLE            N/A         SOLE
Cintas Corp                         COM              172908105       647,469     17,452 SHRS    SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102     7,269,727    219,431 SHRS    SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102    -6,321,204    190,800 CALL    SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102       457,194     13,800 PUT     SOLE            N/A         SOLE
Citigroup                           COM              172967101       294,733      6,315 SHRS    SOLE            N/A         SOLE
Coca-Cola Co                        COM              191216100     6,563,840    114,213 SHRS    SOLE            N/A         SOLE
Commerce Bancorp Inc                COM              200519106     6,452,353    166,384 SHRS    SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103     1,160,995     36,682 SHRS    SOLE            N/A         SOLE
ConocoPhillips                      COM              20825C104     7,907,287     90,091 SHRS    SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105     6,770,644    110,325 SHRS    SOLE            N/A         SOLE
Covidien Ltd                        COM              G2552X108     1,168,848     28,165 SHRS    SOLE            N/A         SOLE
DCT Industrial Trust Inc            COM              233153105       152,108     14,528 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     1,757,706     63,685 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101      -513,360    -18,600 CALL    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101       248,400      9,000 PUT     SOLE            N/A         SOLE
Delta Financial Corp                COM              247918105     1,332,279    271,340 SHRS    SOLE            N/A         SOLE
Durect Corp                         COM              266605104       219,200     40,000 SHRS    SOLE            N/A         SOLE
eBay Inc                            COM              278642103     5,581,031    143,030 SHRS    SOLE            N/A         SOLE
Encore Wire Corp                    COM              292562105       251,300     10,000 SHRS    SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102     9,492,338    102,553 SHRS    SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102       -962624     -10400 CALL    SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107       941,560     53,865 SHRS    SOLE            N/A         SOLE
Fidelity Natl Info Svcs Inc         COM              31620M106     1,049,067     23,644 SHRS    SOLE            N/A         SOLE
First Marblehead Corp               COM              320771108     5,747,533    151,530 SHRS    SOLE            N/A         SOLE
Freeport Mcmorn Cp&Gld B            COM              35671D857     1,544,191     14,722 SHRS    SOLE            N/A         SOLE
Freeport Mcmorn Cp&Gld B            COM              35671D857      -1531394     -14600 CALL    SOLE            N/A         SOLE
Freeport Mcmorn Cp&Gld B            COM              35671D857       1531394      14600 PUT     SOLE            N/A         SOLE
FreightCar America Inc              COM              357023100     4,053,402    106,110 SHRS    SOLE            N/A         SOLE
Gannett Co                          COM              364730101       437,000     10,000 SHRS    SOLE            N/A         SOLE
General Electric Corp               COM              369604103     2,393,206     57,807 SHRS    SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105       698,750     13,975 SHRS    SOLE            N/A         SOLE
Google Inc Class A                  COM              38259P508       269,453        475 SHRS    SOLE            N/A         SOLE
Health Care Sector SPDR             COM              81369Y209     8,316,212    235,254 SHRS    SOLE            N/A         SOLE
Hewlett-Packard Company             COM              428236103       238,851      4,797 SHRS    SOLE            N/A         SOLE
Info Tech VIPERs                    COM              92204A702     4,143,547     68,375 SHRS    SOLE            N/A         SOLE
Intel Corp                          COM              458140100     2,321,757     89,782 SHRS    SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103     1,849,100     85,212 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101       478,748      4,064 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101      -341,620     -2,900 CALL    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101       341,620      2,900 PUT     SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107       129,641     31,089 SHRS    SOLE            N/A         SOLE
iShares InvesTop Corp Bond          COM              464287242       235,981      2,237 SHRS    SOLE            N/A         SOLE
iShares Lehman 7-10 Yr Treasur      COM              464287440       444,480      5,299 SHRS    SOLE            N/A         SOLE
iShares Russell 1000 Index          COM              464287622       449,950      5,425 SHRS    SOLE            N/A         SOLE
iShares Russell Midcap Index        COM              464287499       209,328      1,935 SHRS    SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103       652,500     50,000 SHRS    SOLE            N/A         SOLE
Janus Capital Group Inc             COM              47102X105     7,512,400    265,644 SHRS    SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104     8,810,500    134,102 SHRS    SOLE            N/A         SOLE
Kraft Foods Inc                     COM              50075N104       422,644     12,247 SHRS    SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104       117,450     14,500 SHRS    SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104     6,846,180     14,145 SHRS    SOLE            N/A         SOLE
Merrill Lynch & Co Inc              COM              590188108       543,322      7,622 SHRS    SOLE            N/A         SOLE
Microsoft Corp                      COM              594918104     7,733,465    262,507 SHRS    SOLE            N/A         SOLE
Microsoft Corp                      COM              594918104      -500,820    -17,000 CALL    SOLE            N/A         SOLE
Mosaic Company                      COM              61945A107       365,756      6,834 SHRS    SOLE            N/A         SOLE
Mosaic Company                      COM              61945A107       -363936      -6800 CALL    SOLE            N/A         SOLE
Mosaic Company                      COM              61945A107        363936       6800 PUT     SOLE            N/A         SOLE
Motorola Inc                        COM              620076109       380,721     20,546 SHRS    SOLE            N/A         SOLE
NASDAQ 100 Trust Shares             COM              73935A104     7,850,307    152,700 SHRS    SOLE            N/A         SOLE
National City Corp                  COM              635405103     3,686,976    146,950 SHRS    SOLE            N/A         SOLE
NewBridge Bancorp                   COM              65080T102       209,360     16,485 SHRS    SOLE            N/A         SOLE
Nicodrops Inc                       COM              654054105            14     20,000 SHRS    SOLE            N/A         SOLE
Nuveen Insd Div Adv Fund            COM              67071L106       289,800     20,700 SHRS    SOLE            N/A         SOLE
Office Depot Inc                    COM              676220106     4,235,348    205,400 SHRS    SOLE            N/A         SOLE
Orthologic Corp                     COM              68750J107        14,100     10,000 SHRS    SOLE            N/A         SOLE
PACCAR Inc                          COM              693718108     6,053,794     71,012 SHRS    SOLE            N/A         SOLE
Palatin Technologies Inc            COM              696077304         4,000     10,000 SHRS    SOLE            N/A         SOLE
Palm Harbor Homes Inc               COM              696639103     2,763,808    221,459 SHRS    SOLE            N/A         SOLE
Papa Johns Intl Inc                 COM              698813102     4,113,790    168,322 SHRS    SOLE            N/A         SOLE
Pepsico                             COM              713448108       339,079      4,628 SHRS    SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103       324,980     13,302 SHRS    SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107     7,392,238    164,345 SHRS    SOLE            N/A         SOLE
Posco Adr                           COM              693483109       277,094      1,550 SHRS    SOLE            N/A         SOLE
PPG Industries Inc                  COM              693506107       604,400      8,000 SHRS    SOLE            N/A         SOLE
PrimeWest Energy Trust              COM              741930309       209,326      7,926 SHRS    SOLE            N/A         SOLE
Questar Corporation                 COM              748356102       420,240      8,000 SHRS    SOLE            N/A         SOLE
Quicksilver Resources Inc           COM              74837R104     2,585,539     54,953 SHRS    SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104       404,164     15,800 SHRS    SOLE            N/A         SOLE
Sirius Satellite Radio              COM              82966U103       436,250    125,000 SHRS    SOLE            N/A         SOLE
Southwest Airlines                  COM              844741108       238,910     16,143 SHRS    SOLE            N/A         SOLE
Superior Industries Intl Inc        COM              868168105     3,378,001    155,740 SHRS    SOLE            N/A         SOLE
Sysco Corporation                   COM              871829107       596,310     16,755 SHRS    SOLE            N/A         SOLE
Teva Pharmaceutical Industries      COM              881624209       222,350      5,000 SHRS    SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103     1,154,107     14,702 SHRS    SOLE            N/A         SOLE
Thermo Fisher Scientific Inc        COM              883556102     4,005,768     69,400 SHRS    SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109       606,852      5,368 SHRS    SOLE            N/A         SOLE
Tyco Electronics Ltd                COM              G9144P105       997,886     28,165 SHRS    SOLE            N/A         SOLE
Tyco Intl Ltd                       COM              902124106     1,248,836     28,165 SHRS    SOLE            N/A         SOLE
Ultra QQQ ProShares                 COM              74347R206       216,200      2,000 SHRS    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106     1,042,797     13,885 SHRS    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106       -998830     -13300 CALL    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106        998830      13300 PUT     SOLE            N/A         SOLE
Valero Energy Corp                  COM              91913Y100       208,258      3,100 SHRS    SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102     8,659,863    172,679 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     7,064,358    161,841 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     9,179,595    210,300 CALL    SOLE            N/A         SOLE
Washington Post Co                  COM              939640108     4,506,919      5,614 SHRS    SOLE            N/A         SOLE
Wells Fargo & Co                    COM              949746101    16,533,771    464,171 SHRS    SOLE            N/A         SOLE
Western Union Company               COM              959802109     5,662,802    270,043 SHRS    SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106     3,955,544     44,394 SHRS    SOLE            N/A         SOLE
Wyeth                               COM              983024100       216,513      4,860 SHRS    SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106     4,228,792     68,383 SHRS    SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106      -1236800     -20000 CALL    SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106       1422320      23000 PUT     SOLE            N/A         SOLE